Income(Loss) Per Share Data	3 Months Ended
Mar. 31, 2013
Earnings Per Share [Abstract]
Earnings Per Share
	Three months ended March 31,
	2013	2012
	(unaudited)	(unaudited)
The following table sets forth the computation of basic and diluted income per share (in US dollars millions, except per share data):

Ordinary shares undistributed income	191	282
E Ordinary shares undistributed income	-	1
Total undistributed income	191	283

Ordinary shares distributed income	21	101
E Ordinary shares distributed income	-	-
Total distributed income (1)	21	101

Numerator - Net income

Attributable to Ordinary shares (2)	212	383
Attributable to E Ordinary shares	-	1
Total attributable to AngloGold Ashanti	212	384

In calculating diluted income per ordinary share, the following were taken into consideration:

Income attributable to equity shareholders	212	383
Interest expense on convertible bonds	18	18
Amortization of issue cost and discount on convertible bonds	8	8
Fair value adjustment on convertible bonds included in income	(149)	(124)
Income used in calculation of diluted earnings per ordinary share	89	285

	Three months ended March 31,
	2013	2012
	(unaudited)	(unaudited)
Denominator for basic income per ordinary share
Ordinary shares	383,423,554	382,305,903
Fully vested options (3)	2,038,229	1,970,339
Weighted average number of ordinary shares (2)	385,461,783	384,276,242

Effect of dilutive potential ordinary shares
Dilutive potential of stock incentive options	1,210,482	970,868
Dilutive potential of convertible bonds	18,140,000	33,524,615
Dilutive potential of E Ordinary shares (4)	-	-
Denominator for diluted income per share – adjusted weighted average number of ordinary shares and assumed conversions	404,812,265	418,771,725

Weighted average number of E Ordinary shares used in calculation of basic and diluted income per E Ordinary share	1,613,092	2,569,675

(1)	Withholding tax on dividends and other distributions to shareholders of 15 percent became effective on April 1, 2012. The withholding tax, which was announced by the South African government on February 21, 2007, replaced the Secondary Tax on Companies.

(2)	The mandatory convertible bonds issued during 2010 are not included in basic income per common share as they contain features that could result in their settlement in cash and therefore do not meet the definition of an equity instrument.

(3)	Compensation awards are included in the calculation of basic income per common share from when the necessary conditions have been met, and it is virtually certain that shares will be issued as a result of employees exercising their options.

The calculation of diluted income per common share did not assume the effect of the following number of shares as their effects are anti-dilutive:

(4)	Issuable upon the conversion of E Ordinary shares	299,479	363,977

The effect of rounding may result in computational differences.